Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment
Amount beginning of the year	€ 337,297	[1]	€ 239,229
Amount end of the year	484,597		337,297	[1]
Gross/Acquisition and manufacturing costs
Disclosure of detailed information about property, plant and equipment
Amount beginning of the year	481,879		350,415
Foreign currency translation	17,755		(7,439)
Additions	190,816		185,519
Disposals	4,364		46,616
Amount end of the year	686,086		481,879
Depreciation, amortisation and write-downs
Disclosure of detailed information about property, plant and equipment
Amount beginning of the year	(144,582)		(111,186)
Foreign currency translation	(5,167)		(1,153)
Additions	(55,596)		(42,122)
Disposals	(3,856)		(9,879)
Amount end of the year	(201,489)		(144,582)
Buildings and leasehold improvements
Disclosure of detailed information about property, plant and equipment
Amount beginning of the year	174,583		143,733
Amount end of the year	315,088		174,583
Buildings and leasehold improvements | Gross/Acquisition and manufacturing costs
Disclosure of detailed information about property, plant and equipment
Amount beginning of the year	215,055		172,259
Foreign currency translation	9,099		(4,617)
Additions	83,535		87,540
Disposals	3,022		40,564
Reclass	73,800		437
Amount end of the year	378,467		215,055
Buildings and leasehold improvements | Depreciation, amortisation and write-downs
Disclosure of detailed information about property, plant and equipment
Amount beginning of the year	(40,472)		(28,526)
Foreign currency translation	(1,919)		(755)
Additions	(23,463)		(17,412)
Disposals	(2,552)		(6,465)
Reclass	(77)		(244)
Amount end of the year	(63,379)		(40,472)
Plant, machinery and equipment
Disclosure of detailed information about property, plant and equipment
Amount beginning of the year	81,176		74,068
Amount end of the year	113,710		81,176
Plant, machinery and equipment | Gross/Acquisition and manufacturing costs
Disclosure of detailed information about property, plant and equipment
Amount beginning of the year	168,224		143,208
Foreign currency translation	4,576		(3,403)
Additions	36,082		28,622
Disposals	443		3,405
Reclass	19,172		3,202
Amount end of the year	227,611		168,224
Plant, machinery and equipment | Depreciation, amortisation and write-downs
Disclosure of detailed information about property, plant and equipment
Amount beginning of the year	(87,048)		(69,140)
Foreign currency translation	(2,628)		(744)
Additions	(24,826)		(19,649)
Disposals	(424)		(2,241)
Reclass	177		244
Amount end of the year	(113,901)		(87,048)
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment
Amount beginning of the year	10,383		8,851
Amount end of the year	15,449		10,383
Furniture and fixtures | Gross/Acquisition and manufacturing costs
Disclosure of detailed information about property, plant and equipment
Amount beginning of the year	27,445		22,371
Foreign currency translation	718		(496)
Additions	7,546		6,323
Disposals	860		1,178
Reclass	4,809		425
Amount end of the year	39,658		27,445
Furniture and fixtures | Depreciation, amortisation and write-downs
Disclosure of detailed information about property, plant and equipment
Amount beginning of the year	(17,062)		(13,520)
Foreign currency translation	(620)		346
Additions	(7,307)		(5,061)
Disposals	(880)		(1,173)
Reclass	(100)
Amount end of the year	(24,209)		(17,062)
Assets under construction
Disclosure of detailed information about property, plant and equipment
Amount beginning of the year	71,155		12,577
Amount end of the year	40,350		71,155
Assets under construction | Gross/Acquisition and manufacturing costs
Disclosure of detailed information about property, plant and equipment
Amount beginning of the year	71,155		12,577
Foreign currency translation	3,362		1,077
Additions	63,653		63,034
Disposals	39		1,469
Reclass	(97,781)		(4,064)
Amount end of the year	40,350		71,155
Assets under construction | Depreciation, amortisation and write-downs
Disclosure of detailed information about property, plant and equipment
Amount beginning of the year	0
Amount end of the year	€ 0		€ 0

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”